Maturity analysis for derivative financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	₩ (376,587)	₩ (148,273)
Net settlement [Member] | Not Designated as Hedging Instrument [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(774)
Gross settlement [Member] | Not Designated as Hedging Instrument [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(92,947)	(29,924)
Gross settlement [Member] | Designated as Hedging Instrument [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(282,866)	(118,349)
Less than 1 year [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(69,817)	(5,726)
Less than 1 year [Member] | Net settlement [Member] | Not Designated as Hedging Instrument [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(774)
Less than 1 year [Member] | Gross settlement [Member] | Not Designated as Hedging Instrument [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(51,496)	(3,081)
Less than 1 year [Member] | Gross settlement [Member] | Designated as Hedging Instrument [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(17,547)	(2,645)
1~2 Years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(48,864)	(26,689)
1~2 Years [Member] | Gross settlement [Member] | Not Designated as Hedging Instrument [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(19,887)	(24,044)
1~2 Years [Member] | Gross settlement [Member] | Designated as Hedging Instrument [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(28,977)	(2,645)
2~5 Years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(208,802)	(56,484)
2~5 Years [Member] | Gross settlement [Member] | Not Designated as Hedging Instrument [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(16,597)
2~5 Years [Member] | Gross settlement [Member] | Designated as Hedging Instrument [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(192,205)	(56,484)
More than 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(49,104)	(59,374)
More than 5 years [Member] | Gross settlement [Member] | Not Designated as Hedging Instrument [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(4,967)	(2,799)
More than 5 years [Member] | Gross settlement [Member] | Designated as Hedging Instrument [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	₩ (44,137)	₩ (56,575)